Basis of preparation and accounting policies (Policies)	6 Months Ended
Jun. 30, 2026
Disclosure Of Basis Of Preparation And Significant Accounting Policies [Abstract]
Future accounting developments	Future accounting developments
There are a number of new accounting pronouncements issued by the IASB with an effective date of 1 January
2027, including IFRS 18 Presentation and Disclosure in Financial Statements which replaces IAS 1 Presentation of
Financial Statements. While many of the existing requirements of IAS 1 Presentation of Financial Statements are
retained, IFRS 18 Presentation and Disclosure in Financial Statements introduces additional disclosure obligations in relation to the structure of the income statement, management-defined performance measures, and the aggregation and disaggregation of financial information. IFRS 18 will have no impact on the Group’s net profit as it impacts neither recognition nor measurement. The new standard will impact the presentation of the Group’s results as it requires that operating, investing and financing activities are presented separately. There will also be a change in the Group’s cash flow statement as IFRS 18 requires that the first line of the cash flow statement is operating profit rather than profit before tax.
IFRS 19 Subsidiaries without Public Accountability: Disclosures is being assessed and is not expected to have a significant impact on the Group.